Stock-Based Compensation - Assumptions (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted-average assumptions
Stock options granted	854,795	4,368,378	1,240,168
Expected term (in years)		5 years 8 months 23 days	5 years 11 months 19 days
Expected volatility		32.00%	36.60%
Risk-free interest rate		4.31%	2.51%
Expected dividend yield		0.00%	0.00%
RENEO PHARMACEUTICALS INC [Member]
Weighted-average assumptions
Stock options granted	0	57,891
Expected term (in years)		5 years 10 months 24 days	6 years
Expected volatility		88.60%	84.80%
Risk-free interest rate		4.00%	3.40%
Expected dividend yield		0.00%	0.00%